Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities
Net income	$ 627.0	[1]	$ 595.5	[1]	$ 12.6	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	268.3		281.7		314.3
Deferred income taxes	5.0		17.8		(62.5)
Loss on extinguishment of debt	6.2		12.3
Undistributed earnings from affiliated companies, net of dividends	(0.4)		5.1		(3.3)
Net change in:
Receivables and other assets, gross	(114.3)		(227.8)		(175.0)
Inventories gross	(65.5)		(50.4)		134.2
Accounts payable and accrued expenses	35.4		230.4		235.1
Income taxes	(30.8)		37.3		12.9
Other, net	27.3		22.5		24.3
Net cash provided by operating activities	758.2		924.4		492.6
Investing activities
Expenditures for property, plant and equipment	(367.3)		(236.4)		(139.7)
Proceeds from sale of property, plant and equipment	10.3		12.0		9.3
Acquisition of businesses, net of cash acquired	(23.2)		(77.4)		(36.3)
Net proceeds from divestitures	5.4
Other	2.1		4.6		9.4
Net cash used in investing activities	(372.7)		(297.2)		(157.3)
Financing activities
Net increase (decrease) in short-term debt	103.1		(278.6)		17.1
Issuance of long-term debt	47.1		19.8		595.4
Repayments and other changes in long-term debt	(219.7)		(170.8)		(1,203.8)
Cash paid for extinguishment of debt	(6.3)		(8.3)
Dividends paid to non-controlling interests	(0.4)				(3.1)
Capital contribution from non-controlling interests			1.2
Acquisition of subsidiary shares from non-controlling interest			(63.7)		(4.6)
Dividends paid	(154.3)		(57.7)		(14.8)
Common stock and purchase contract issue, net					236.9
Common stock options exercised	12.9		29.2		0.8
Other, net	(5.3)
Net cash used in financing activities	(222.9)		(528.9)		(376.1)
Effect of exchange rate changes on cash and cash equivalents	(11.1)		16.7		24.9
Increase (decrease) in cash and cash equivalents	151.5		115.0		(15.9)
Cash and cash equivalents at beginning of year	587.7		472.7		488.6
Cash and cash equivalents at end of year	$ 739.2		$ 587.7		$ 472.7

[1]	See Note 13 for further details - includes tax effects where applicable.